Consolidated cash flow statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Net income from continuing operations	$ 24,018	$ 8,071	$ 7,147
Reversal of non-cash items and other adjustments	(5,299)	9,881	9,122
Dividends received from associated companies and others	525	490	463
Interest received	13	47	214
Interest paid	(664)	(703)	(793)
Other financial receipts		464	28
Other financial payments	(302)	(39)	(33)
Income taxes paid	(2,342)	(1,833)	(1,876)
Net cash flows from operating activities from continuing operations before working capital and provision changes	15,949	16,378	14,272
Payments out of provisions and other net cash movements in non-current liabilities	(1,119)	(2,437)	(924)
Change in net current assets and other operating cash flow items	241	(291)	199
Net cash flows from operating activities from continuing operations	15,071	13,650	13,547
Net cash flows from operating activities from discontinued operations			78
Net cash flows from operating activities	15,071	13,650	13,625
Purchases of property, plant and equipment	(1,378)	(1,275)	(1,379)
Proceeds from sale of property, plant and equipment	240	88	857
Purchases of intangible assets	(1,593)	(1,310)	(878)
Proceeds from sale of intangible assets	748	380	973
Purchases of financial assets	(191)	(230)	(302)
Proceeds from sale of financial assets	442	723	1,152
Purchases of other non-current assets	(61)	(61)	(60)
Proceeds from sale of other non-current assets	4	2	3
Divestments and acquisitions of interests in associated companies, net	20,669	(7)	(6)
Acquisitions and divestments of businesses, net	(567)	(9,957)	(3,760)
Purchases of marketable securities, commodities and time deposits	(16,403)	(1,900)	(228)
Proceeds from sale of marketable securities, commodities and time deposits	2,298	492	2,561
Net cash flows from/used in investing activities from continuing operations	4,208	(13,055)	(1,067)
Net cash flows used in investing activities from discontinued operations		(127)	(1,159)
Net cash flows from/used in investing activities	4,208	(13,182)	(2,226)
Dividends paid to shareholders of Novartis AG	(7,368)	(6,987)	(6,645)
Acquisitions of treasury shares	(3,057)	(2,842)	(5,533)
Proceeds from exercised options and other treasury share transactions, net	53	748	201
Increase in non-current financial debts	16	7,126	93
Repayments of non-current financial debts	(2,162)	(2,003)	(3,195)
Change in current financial debts	(3,524)	2,261	(1,582)
Payments of lease liabilities, net	(316)	(312)	(273)
Impact of change in ownership of consolidated entities	(3)	(2)	(6)
Other financing cash flows, net	97	(147)	56
Net cash flows used in financing activities from continuing operations	(16,264)	(2,158)	(16,884)
Net cash flows used in/from financing activities from discontinued operations		(50)	3,257
Net cash flows used in financing activities	(16,264)	(2,208)	(13,627)
Net change in cash and cash equivalents before effect of exchange rate changes	3,015	(1,740)	(2,228)
Effect of exchange rate changes on cash and cash equivalents	(266)	286	69
Net change in cash and cash equivalents	2,749	(1,454)	(2,159)
Cash and cash equivalents at beginning of period	9,658	11,112	13,271
Cash and cash equivalents at end of period	$ 12,407	$ 9,658	$ 11,112